SHARE-BASED COMPENSATION - Schedule Of Assumptions In The Binomial Option-Pricing Model Used To Determine The Fair Value Of Stock Options (Details)	12 Months Ended
Dec. 31, 2021 $ / shares
SHARE-BASED COMPENSATION
Expected term (in years)	10 years
Expected dividend yield	0.00%
Maximum
SHARE-BASED COMPENSATION
Fair value of ordinary shares on the grant date of share options (US$)	$ 18.09
Risk-free interest rate	2.00%
Expected volatility	59.80%
Expected early exercise multiple	2.8x
Minimum
SHARE-BASED COMPENSATION
Fair value of ordinary shares on the grant date of share options (US$)	$ 6.78
Risk-free interest rate	1.60%
Expected volatility	58.80%
Expected early exercise multiple	2.2x